SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 25, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Acquisition-related costs		$ 999
Subsequent event | Ancosys GmbH
Subsequent Event [Line Items]
Total consideration	$ 90,000
Performance based earnout	$ 10,000